UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  August 07, 2012 to September 17, 2012

  Commission File Number of issuing entity: 333-172366-03

  WFRBS Commercial Mortgage Trust 2012-C8
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-172366

  Wells Fargo Commercial Mortgage Securities, Inc.
  (Exact name of depositor as specified in its charter)

  Wells Fargo Bank, N.A.
  C-III Commercial Mortgage LLC
  The Royal Bank of Scotland
  Basis Real Estate Capital II, LLC
  Liberty Island Group I LLC
  (Exact name of sponsors as specified in their charters)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3880099
  38-3880100
  38-3880101
  38-7047698
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-FL                          ______     ______   ___X___       ___________
  A-FX                          ______     ______   ___X___       ___________
  A-SB                          ______     ______   ___X___       ___________
  A-S                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________
  D                             ______     ______   ___X___       ___________
  E                             ______     ______   ___X___       ___________
  F                             ______     ______   ___X___       ___________
  G                             ______     ______   ___X___       ___________
  H                             ______     ______   ___X___       ___________
  V                             ______     ______   ___X___       ___________
  R                             ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________
  X-B                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On September 17, 2012 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2012-C8.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc.
  (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2012-C8 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 07, 2012 to September 17, 2012, and there is no repurchase activity to report for that period. The Depositor filed its most recent Form ABS-15G on August 10, 2012. The CIK number for the Depositor is 0000850779.

  Part II - OTHER INFORMATION

  Item 2. Legal Proceedings.

  On August 7, 2012, the Registrant sold all of the Public Certificates, having an aggregate certificate principal amount of $1,020,079,000. The net proceeds of the offering to the Registrant of the issuance of the certificates, after deducting expenses payable by the Registrant of $8,068,519, were approximately $1,028,879,578. Of the expenses paid by the Registrant, approximately $134,850 were paid directly to affiliates of the Registrant, $3,470,035 in the form of fees were paid to the Underwriters, $312,100 were paid to or for the Underwriters and $4,151,534 were other expenses. All of the foregoing expense amounts are the Depositor's reasonable estimates of such expenses. No underwriting discounts and commissions or finder's fees were paid by the Registrant; the Public Certificates were offered by the Underwriters for sale to the public in negotiated transactions or otherwise at varying prices determined at the time of sale. The related registration statement (file no. 333-172366) was originally declared effective on August 11, 2011.

  Item 6. Significant Obligors of Pool Assets.

  The 100 Church Street mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on July 31, 2012. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $7,757,997.00, a year-to-date figure for the period of January 1, 2012 through June 30, 2012.

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2012-C8, relating to the September 17, 2012 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  Wells Fargo Commercial Mortgage Securities, Inc.
  (Depositor)

  /s/ Anthony Sfarra
  Anthony Sfarra, President

  Date: September 28, 2012

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2012-C8, relating to the September 17, 2012 distribution.